CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Net loss	$ (696,315)	$ (350,654)	$ (637,621)
Items that will not be reclassified to profit or loss in subsequent periods:
Net gain on equity investments classified at fair value through other comprehensive income	48,080	41,255	38,662
Income tax effect	(11,283)	(9,380)	(8,813)
Other comprehensive income for items that will not be reclassified to profit or loss, net of tax	36,797	31,875	29,849
Items that will be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustment	4,916	(613)	(35)
Net change in unrealized gain (loss) on debt investments classified at fair value through other comprehensive income	(4,844)	5,053	1,340
Net gain (loss) on cash flow hedging derivative instruments	(16,008)	16,711	1,539
Income tax effect	7,827	(8,961)	(553)
Other comprehensive income (loss) after tax that will be reclassified to profit or loss in subsequent periods	(8,109)	12,190	2,291
Other comprehensive income, net of tax	28,688	44,065	32,140
Total comprehensive loss, net of tax	$ (667,627)	$ (306,589)	$ (605,481)